Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2015 - USD ($) $ in Thousands	Total	Redeemable Non-controlling Interest [Member]	Common Stock [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member]	TOTAL EQUITY Retained Earnings [Member]	TOTAL EQUITY Accumulated Other Comprehensive Loss [Member]	TOTAL EQUITY Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2014	$ 3,388,633	$ 12,842		$ 770,759	$ 355,867	$ (28,298)	$ 2,290,305
Beginning Balance, Shares at Dec. 31, 2014	72,500,502		72,501,000
Net income	$ 259,088				56,148		202,940
Reclassification of redeemable non-controlling interest in net income	(3,139)	3,139					(3,139)
Other comprehensive loss	(961)					(1,165)	204
Dividends declared	(205,326)	(5,500)			(46,018)		(159,308)
Reinvested dividends	4			4
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 9)	1,158			1,158
Exercise of stock options and other (note 9), Shares			204,000
Employee stock compensation (note 9)	685			685
Dilution gains on public offerings of Teekay Offshore, Teekay LNG and Teekay Tankers (note 6)	5,324				5,324
Additions to non-controlling interest from equity contributions and other	189,359						189,359
Ending Balance at Jun. 30, 2015	$ 3,634,825	$ 10,481		$ 772,606	$ 371,321	$ (29,463)	$ 2,520,361
Ending Balance, Shares at Jun. 30, 2015	72,706,169		72,706,000